Consolidated Statement of Cash Flow (Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Decrease (Increase) in Inventories	$ 1,241	$ 1,220	$ (1,675)
(Increase) Decrease in Trade receivables	(23,290)	3,190	(27,839)
(Increase) Decrease in Prepayments and other receivables and Other assets	(13,817)	38,742	(27,547)
Increase (Decrease) in Trade and other payables	26,515	(48,392)	11,964
(Decrease) Increase in working capital	$ (9,351)	$ (5,240)	$ (45,097)